Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS
December 31, 2025 (Unaudited)

COMMON STOCKS – 99.0%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 19.1%
Advanced Micro-Fabrication Equipment Inc. China (China)	57,563	$2,274,224
ASE Technology Holding Co. Ltd. (Taiwan)	365,154	2,879,211
ASPEED Technology Inc. (Taiwan)	8,434	1,940,413
eMemory Technology Inc. (Taiwan)	31,099	1,707,997
HPSP Co. Ltd. (South Korea)	73,971	1,723,000
Jusung Engineering Co. Ltd. (South Korea)	19,270	370,092
SK Hynix Inc. (South Korea)	12,983	5,879,717
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	373,802	18,375,092
		$35,149,746
BROADLINE RETAIL – 8.9%
Alibaba Group Holding Ltd. (China) (a)	22,898	$3,356,389
Alibaba Group Holding Ltd. (China)	338,405	6,213,441
MercadoLibre Inc. (Brazil) (b)	1,189	2,394,955
PDD Holdings Inc. (China) (a),(b)	21,015	2,382,891
Sea Ltd. (Singapore) (a),(b)	16,503	2,105,288
		$16,452,964
INTERACTIVE MEDIA & SERVICES – 8.6%
NAVER Corp. (South Korea)	10,901	$1,832,476
Tencent Holdings Ltd. (China)	182,917	14,037,698
		$15,870,174
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 8.0%
Samsung Electronics Co. Ltd. (South Korea)	136,178	$11,413,745
Xiaomi Corp. (China) (b),(c)	646,965	3,265,124
		$14,678,869
BANKS – 7.6%
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	225,742	$2,092,760
ICICI Bank Ltd. (India)	201,268	3,012,294
Kotak Mahindra Bank Ltd. (India)	65,604	1,609,296
NU Holdings Ltd. (Brazil) (b)	257,266	4,306,633
Vietnam Technological & Commercial Joint Stock Bank (Vietnam)	2,281,819	3,027,965
		$14,048,948
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 5.2%
Chroma ATE Inc. (Taiwan)	92,996	$2,300,114
Daejoo Electronic Materials Co. Ltd. (South Korea)	21,692	955,784
Delta Electronics Inc. (Taiwan)	88,385	2,696,093
E Ink Holdings Inc. (Taiwan)	272,619	1,712,848
0

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
Unimicron Technology Corp. (Taiwan)	260,499	$1,819,026
		$9,483,865
INSURANCE – 4.8%
AIA Group Ltd. (Hong Kong)	303,648	$3,125,477
Max Financial Services Ltd. (India) (b)	172,941	3,219,924
Ping An Insurance Group Co. of China Ltd. (China)	305,319	2,564,590
		$8,909,991
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.5%
Aldar Properties PJSC (United Arab Emirates)	860,256	$2,036,004
Phoenix Mills (The) Ltd. (India)	222,061	4,585,193
Prestige Estates Projects Ltd. (India)	93,775	1,664,660
		$8,285,857
OIL, GAS & CONSUMABLE FUELS – 4.4%
Paladin Energy Ltd. (Australia) (b)	233,062	$1,477,242
Reliance Industries Ltd. (India)	373,221	6,530,851
		$8,008,093
MACHINERY – 3.1%
Action Construction Equipment Ltd. (India)	110,474	$1,164,263
Jiangsu Hengli Hydraulic Co. Ltd. (China)	93,326	1,469,274
Shenzhen Inovance Technology Co. Ltd. (China)	287,422	3,103,132
		$5,736,669
HOTELS, RESTAURANTS & LEISURE – 3.1%
Eternal Ltd. (India) (b)	445,506	$1,380,615
MakeMyTrip Ltd. (India) (b)	18,072	1,484,073
Trip.com Group Ltd. (China) (a)	39,412	2,834,117
		$5,698,805
METALS & MINING – 3.1%
Ivanhoe Mines Ltd. (South Africa) (b)	497,153	$5,654,117
CAPITAL MARKETS – 2.6%
360 ONE WAM Ltd. (India)	148,505	$1,968,012
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	54,239	2,837,858
		$4,805,870
GROUND TRANSPORTATION – 2.6%
DiDi Global Inc. (China) (a),(b)	379,109	$2,001,696

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
Grab Holdings Ltd. (Singapore) (b)	537,970	$2,684,470
		$4,686,166
INDUSTRIAL CONGLOMERATES – 1.8%
Samsung C&T Corp. (South Korea)	19,873	$3,300,771
ELECTRICAL EQUIPMENT – 1.6%
Contemporary Amperex Technology Co. Ltd. (China)	57,440	$3,025,688
WIRELESS TELECOMMUNICATION SERVICES – 1.5%
Bharti Airtel Ltd. (India)	114,756	$2,693,493
CHEMICALS – 1.4%
Sunresin New Materials Co. Ltd. (China)	297,380	$2,631,282
SPECIALTY RETAIL – 1.3%
Mobile World Investment Corp. (Vietnam)	697,375	$2,340,031
CONSUMER FINANCE – 1.2%
Kaspi.KZ JSC (Kazakhstan) (a),(b)	27,334	$2,135,605
AUTOMOBILES – 1.1%
Kia Corp. (South Korea)	22,711	$1,925,291
PHARMACEUTICALS – 0.8%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. (China)	176,978	$1,512,407
COMMUNICATIONS EQUIPMENT – 0.8%
FOCI Fiber Optic Communications Inc. (Taiwan) (b)	99,601	$1,449,838
LIFE SCIENCES TOOLS & SERVICES – 0.7%
WuXi XDC Cayman Inc. (China) (b)	171,703	$1,342,553
CONSUMER STAPLES DISTRIBUTION & RETAIL – 0.6%
BBB Foods Inc. (Mexico) (b)	35,417	$1,182,574

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
IT SERVICES – 0.6%
FPT Corp. (Vietnam)	319,319	$1,161,812
TOTAL COMMON STOCKS–99.0% (Cost $124,894,309)		$182,171,479
PREFERRED STOCKS – 1.6%
BANKS – 1.6%
Itau Unibanco Holding S.A. (Brazil), 4.62% (d)	406,509	$2,905,267
TOTAL PREFERRED STOCKS–1.6% (Cost $1,829,726)		$2,905,267
RIGHTS – 0.0%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.0%
Unimicron Technology Corp. (Taiwan) (b)	9,595	$31,759
TOTAL INVESTMENTS–100.6% (Cost $126,724,035)		$185,108,505
Liabilities in Excess of Other Assets – (0.6)%		$(1,027,420)
NET ASSETS–100.0%		$184,081,085

(a)
This security represents the common stock of a foreign company which trades directly or through an
American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.

(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of
December 31, 2025, this security had a total value of $3,265,124 which represented 1.8% of the Fund's net assets.

(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS
December 31, 2025 (Unaudited)

COMMON STOCKS – 97.8%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 20.1%
ASE Technology Holding Co. Ltd. (Taiwan)	2,943	$23,205
ASPEED Technology Inc. (Taiwan)	69	15,875
eMemory Technology Inc. (Taiwan)	304	16,696
HPSP Co. Ltd. (South Korea)	710	16,538
Jusung Engineering Co. Ltd. (South Korea)	145	2,785
MediaTek Inc. (Taiwan)	393	17,844
SK Hynix Inc. (South Korea)	111	50,269
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,845	139,853
		$283,065
BANKS – 11.4%
Bank Central Asia Tbk PT (Indonesia)	32,188	$15,543
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	3,063	28,396
ICICI Bank Ltd. (India)	2,255	33,750
Kotak Mahindra Bank Ltd. (India)	774	18,987
NU Holdings Ltd. (Brazil) (a)	2,505	41,934
Vietnam Technological & Commercial Joint Stock Bank (Vietnam)	17,099	22,690
		$161,300
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 8.2%
Chroma ATE Inc. (Taiwan)	1,005	$24,857
Daejoo Electronic Materials Co. Ltd. (South Korea)	216	9,517
Delta Electronics Inc. (Taiwan)	1,185	36,147
E Ink Holdings Inc. (Taiwan)	4,833	30,366
Unimicron Technology Corp. (Taiwan)	2,165	15,118
		$116,005
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 7.5%
Samsung Electronics Co. Ltd. (South Korea)	1,269	$106,361
REAL ESTATE MANAGEMENT & DEVELOPMENT – 6.8%
Aldar Properties PJSC (United Arab Emirates)	11,510	$27,241
Phoenix Mills (The) Ltd. (India)	1,862	38,447
Prestige Estates Projects Ltd. (India)	1,127	20,006
Sunteck Realty Ltd. (India)	2,140	9,438
		$95,132
BROADLINE RETAIL – 6.4%
MercadoLibre Inc. (Brazil) (a)	12	$24,171
Prosus N.V. (China) (a)	677	41,919

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
Sea Ltd. (Singapore) (a),(b)	191	$24,366
		$90,456
OIL, GAS & CONSUMABLE FUELS – 5.7%
Paladin Energy Ltd. (Australia) (a)	2,881	$18,261
Reliance Industries Ltd. (India)	3,584	62,715
		$80,976
INDUSTRIAL CONGLOMERATES – 3.8%
Samsung C&T Corp. (South Korea)	209	$34,713
SK Square Co. Ltd. (South Korea) (a)	74	18,845
		$53,558
METALS & MINING – 3.5%
Ivanhoe Mines Ltd. (South Africa) (a)	4,282	$48,699
GROUND TRANSPORTATION – 2.7%
Grab Holdings Ltd. (Singapore) (a)	7,638	$38,114
INSURANCE – 2.2%
Max Financial Services Ltd. (India) (a)	1,668	$31,056
WIRELESS TELECOMMUNICATION SERVICES – 2.1%
Bharti Airtel Ltd. (India)	1,270	$29,809
SPECIALTY RETAIL – 2.1%
Mobile World Investment Corp. (Vietnam)	8,871	$29,767
HOTELS, RESTAURANTS & LEISURE – 2.1%
Eternal Ltd. (India) (a)	3,824	$11,850
MakeMyTrip Ltd. (India) (a)	208	17,081
		$28,931
CAPITAL MARKETS – 1.7%
360 ONE WAM Ltd. (India)	1,841	$24,397
CONSUMER FINANCE – 1.7%
Kaspi.KZ JSC (Kazakhstan) (a),(b)	312	$24,377

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
ELECTRICAL EQUIPMENT – 1.6%
WEG S.A. (Brazil)	2,598	$22,951
TRANSPORTATION INFRASTRUCTURE – 1.4%
International Container Terminal Services Inc. (Philippines)	2,031	$19,490
AUTOMOBILES – 1.4%
Kia Corp. (South Korea)	228	$19,328
IT SERVICES – 1.3%
FPT Corp. (Vietnam)	2,598	$9,452
Presight AI Holding PLC (United Arab Emirates) (a)	9,840	8,788
		$18,240
INTERACTIVE MEDIA & SERVICES – 1.2%
NAVER Corp. (South Korea)	99	$16,642
COMMUNICATIONS EQUIPMENT – 1.2%
FOCI Fiber Optic Communications Inc. (Taiwan) (a)	1,115	$16,230
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.0%
BBB Foods Inc. (Mexico) (a)	412	$13,757
MACHINERY – 0.7%
Action Construction Equipment Ltd. (India)	884	$9,316
TOTAL COMMON STOCKS–97.8% (Cost $1,033,449)		$1,377,957
PREFERRED STOCKS – 2.5%
BANKS – 2.5%
Itau Unibanco Holding S.A. (Brazil), 4.62% (c)	4,794	$34,260
TOTAL PREFERRED STOCKS–2.5% (Cost $25,713)		$34,260

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2025 (Unaudited)
RIGHTS – 0.0%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.0%
Unimicron Technology Corp. (Taiwan) (a)	88	$291
TOTAL INVESTMENTS–100.3% (Cost $1,059,162)		$1,412,508
Liabilities in Excess of Other Assets – (0.3)%		$(3,660)
NET ASSETS–100.0%		$1,408,848

(a)	Non-income producing security.
(b)
This security represents the common stock of a foreign company which trades directly or through an
American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS
December 31, 2025 (Unaudited)

COMMON STOCKS – 99.2%	Shares	Fair Value
SOFTWARE – 23.7%
cBrain A/S (Denmark)	100,988	$1,780,375
Freee KK (Japan) (a)	84,800	1,618,088
Hyundai Ezwel Co. Ltd. (South Korea)	470,786	1,678,004
Innoscripta SE (Germany) (a)	75,967	8,010,235
Kinaxis Inc. (Canada) (a)	28,665	3,614,687
Lime Technologies AB (Sweden)	118,657	3,698,969
Money Forward Inc. (Japan) (a)	66,300	1,972,476
m-up Holdings Inc. (Japan)	565,600	3,272,438
Rakus Co. Ltd. (Japan)	244,800	1,625,048
SmartCraft ASA (Sweden) (a)	2,237,248	5,534,057
WiseTech Global Ltd. (Australia)	53,068	2,412,713
		$35,217,090
FINANCIAL SERVICES – 11.6%
Boku Inc. (United States) (a),(b)	1,842,551	$5,240,537
WAG Payment Solutions PLC (United Kingdom)	4,533,394	6,416,329
Wise PLC (United Kingdom) (a)	473,523	5,672,819
		$17,329,685
AEROSPACE & DEFENSE – 7.3%
Exail Technologies S.A. (France) (a)	24,070	$2,295,503
INVISIO AB (Sweden)	121,727	3,460,511
Montana Aerospace A.G. (Germany) (a),(b)	143,468	5,102,308
		$10,858,322
PHARMACEUTICALS – 5.6%
Neuren Pharmaceuticals Ltd. (Australia) (a)	366,409	$4,525,981
SwedenCare AB (Sweden)	931,664	3,885,939
		$8,411,920
CONSUMER STAPLES DISTRIBUTION & RETAIL – 5.4%
Apotea AB (Sweden) (a)	676,485	$6,759,955
Redcare Pharmacy N.V. (Netherlands) (a),(b)	16,147	1,221,825
		$7,981,780
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.3%
E Ink Holdings Inc. (Taiwan)	722,300	$4,538,167
SOLUM Co. Ltd. (South Korea) (a)	159,648	1,838,322
		$6,376,489

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
INTERACTIVE MEDIA & SERVICES – 3.8%
Baltic Classifieds Group PLC (United Kingdom)	724,665	$1,982,929
Hemnet Group AB (Sweden)	19,825	370,645
Trustpilot Group PLC (United Kingdom) (a),(b)	1,466,668	3,250,181
		$5,603,755
LIFE SCIENCES TOOLS & SERVICES – 3.3%
AddLife AB (Sweden)	186,711	$3,209,285
Evotec SE (Germany) (a)	261,707	1,655,531
		$4,864,816
MACHINERY – 3.0%
AutoStore Holdings Ltd. (Norway) (a),(b)	3,845,166	$4,463,915
PROFESSIONAL SERVICES – 3.0%
One Career Inc. (Japan)	276,600	$4,417,417
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.9%
Eo Technics Co. Ltd. (South Korea)	22,745	$4,296,008
BIOTECHNOLOGY – 2.8%
BoneSupport Holding AB (Sweden) (a),(b)	13,169	$267,778
Devyser Diagnostics AB (Sweden) (a)	312,872	3,880,952
		$4,148,730
COMMERCIAL SERVICES & SUPPLIES – 2.6%
AlphaPurchase Corp. (Japan)	264,600	$3,821,579
HEALTH CARE TECHNOLOGY – 2.5%
Medley Inc. (Japan) (a)	165,000	$2,480,981
Nordhealth A/S (Finland) (a)	344,675	1,270,213
		$3,751,194
PERSONAL CARE PRODUCTS – 2.2%
Pharmanutra S.p.A. (Italy)	50,909	$3,238,090
COMMUNICATIONS EQUIPMENT – 2.0%
Appear ASA (Norway) (a)	361,025	$2,984,187
CAPITAL MARKETS – 1.9%
AJ Bell PLC (United Kingdom)	60,445	$359,476

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
Integral Corp. (Japan)	118,400	$2,504,509
		$2,863,985
ENTERTAINMENT – 1.8%
Hacksaw AB (Sweden) (a)	385,535	$2,656,638
TRADING COMPANIES & DISTRIBUTORS – 1.8%
IPD Group Ltd. (Australia)	899,761	$2,642,004
HEALTH CARE EQUIPMENT & SUPPLIES – 1.6%
PolyNovo Ltd. (Australia) (a)	2,971,653	$2,430,100
REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.4%
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	708,276	$2,166,815
CONSUMER FINANCE – 1.4%
Funding Circle Holdings PLC (United Kingdom) (a),(b)	1,216,963	$2,073,472
AIR FREIGHT & LOGISTICS – 1.2%
InPost S.A. (Poland) (a)	153,149	$1,882,005
DIVERSIFIED CONSUMER SERVICES – 0.9%
Auction Technology Group PLC (United Kingdom) (a)	344,013	$1,293,757
LEISURE PRODUCTS – 0.7%
MIPS AB (Sweden)	26,956	$1,028,605

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
MEDIA – 0.5%
YouGov PLC (United Kingdom)	212,027	$733,082
TOTAL COMMON STOCKS–99.2% (Cost $146,427,959)		$147,535,440
TOTAL INVESTMENTS–99.2% (Cost $146,427,959)		$147,535,440
Other Assets in Excess of Liabilities – 0.8%		$1,148,853
NET ASSETS–100.0%		$148,684,293

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of
December 31, 2025, these securities had a total value of $21,620,016 which represented 14.5% of the
Fund's net assets.